Exploration and evaluation (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration assets [Table Text Block]
	2017	201 6 (i)
	$	$

Net book value - January 1	100,038	96,220
Additions	2,745	8,245
Disposals	-	(812)
Investments tax credits	(601)	(3,430)
Share-based compensation capitalized	-	483
Impairment	-	(668)
Net book value - December 31	102,182	100,038

Balance – December 31
Cost	103,042	100,898
Accumulated impairment	(860)	(860)

Net book value - December 31	102,182	100,038